SHARE-BASED COMPENSATION	12 Months Ended
Dec. 26, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

Total compensation cost and income tax benefits recognized in the consolidated statements of operations during 2014, 2013, and 2012 for the Company's share-based awards were as follows (in thousands):

	Successor				Predecessor
	For the fiscal year ended		For the period September 8, 2012 through December 28, 2012		For the period December 31, 2011 through September 7, 2012
	December 26, 2014	December 27, 2013
Share-based compensation expense	$3,720	$5,330	$9,958	(1)	$15,169
Income tax benefits	$1,463	$2,095	$3,892		$5,955
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(1) In connection with the Merger, all of the outstanding share-based compensation awards were accelerated and fully vested, if not previously vested, and converted to the right to receive cash consideration. Total share-based compensation of $18.3 million was recognized and included in Merger related expenses in the consolidated statements of operations, $11.2 million of which was recorded in the Predecessor Period, and $7.0 million was recorded in the Successor Period.

As of December 26, 2014, there was $8.6 million of total unrecognized share-based compensation expense related to unvested share-based payment awards. The expense is expected to be recognized over a weighted-average period of 1.23 years.

Current Equity Compensation Plan

On September 7, 2012 the Board adopted the Interline Brands, Inc. 2012 Option Plan, as amended (the “2012 Plan”), for the benefit of certain employees and directors of the Company. The 2012 Plan is administered by the Compensation Committee of the Board (the "Compensation Committee"), pursuant to which grants may be made in the form of stock options, restricted stock and restricted stock units. Subject to adjustment as provided in the plan, 172,766 shares of the Company's common stock are reserved and available for issuance pursuant to equity awards granted under the 2012 Plan as of December 26, 2014. Stock options available under the 2012 Plan include time-vested and performance-vested awards.

The 2012 Plan will terminate on September 7, 2022. However, the Board may suspend, amend, alter, discontinue or terminate the 2012 Plan prior to the termination date, except as provided in the 2012 Plan. Awards granted prior to the termination of the 2012 Plan may extend beyond the date of such termination. During fiscal years 2014 and 2013, 9,363 and 12,584 time-based option awards and 9,363 and 8,663 performance-based stock options were granted, respectively. During the period from September 7, 2012 through December 28, 2012, 73,954 time-based option awards and 73,954 performance-based stock options were granted. As of December 26, 2014, 1,603 shares of common stock were available for future grant.

Time-Vested Option Award Agreements

Subject to an optionee’s continued employment (except as described below), options granted under these agreements vest incrementally at twenty percent (20.0%) of the time-vested options over a period of five years upon each anniversary of the grant date, with accelerated vesting upon a change in control of the Company. Upon the optionee’s termination for cause, any unexercised portion of the option, whether or not vested, will terminate. The optionee is subject to covenants restricting competition with the Company and solicitation of employees and customers of the Company during the optionee’s term of employment and for a period of time thereafter.

Performance-Vested Option Award Agreements

Performance-vested options become vested and exercisable with respect to twenty percent (20.0%) of the shares subject to the option based upon the Company’s achievement of specified EBITDA targets for the Company’s annual performance periods; subject (except as described below) to the optionee remaining employed through the date on which audited financial statements for the applicable annual performance period are presented to the Board. Upon a change in control of the Company (i) prior to the first anniversary of the date of grant, the option will become fully vested and (ii) prior to the end of any of the other annual performance periods, a number of options will vest equal to the number of unvested options multiplied by a fraction, the numerator of which is the number of performance periods in which the targets have been achieved and the denominator of which is the number of periods that have elapsed since the date of grant. Upon the optionee’s termination for cause, any unexercised portion of the option, whether or not vested, will terminate. The optionee is subject to covenants restricting competition with the Company and solicitation of employees and customers of the Company during the optionee’s term of employment and for a period of time thereafter.

Rollover Option Award Agreements

In connection with the Merger, certain members of management were provided the opportunity to roll over options held under the 2004 Plan, as defined below, into the 2012 Plan. In total, 508,449 options under the 2004 Plan were rolled into the new Company at a 10:1 ratio resulting in 50,845 options with a weighted-average exercise price of $117.07.

The fair values of stock options granted under the 2012 Plan were estimated using the Black-Scholes option-pricing model. The stock price is estimated based on an annual valuation of the company. Expected volatility was based on the historical volatilities of comparable companies over a historical period that matches the expected life of the options on the date of grant. The Company also considers historical data to estimate the timing and amount of stock option exercises and forfeitures. The expected life represents the period of time that stock options are expected to remain outstanding and is based on the contractual term of the stock options and expected exercise behavior. The risk-free interest rate is based on U.S. Treasury zero-coupon issues with a remaining term equal to the expected option life assumed at the date of grant.

The Black-Scholes weighted-average assumptions for the 2012 Plan were as follows:

	Successor
	For the fiscal year ended				For the period September 8, 2012 through December 28, 2012
	December 26, 2014		December 27, 2013
	Time-Based Awards	Performance-Based Awards	Time-Based Awards	Performance-Based Awards	Time and Performance-Based Awards
Exercise price	$311.00	$311.00	$255.00	$255.00	$255.00
Expected volatility	48.3%	48.2%	48.6%	49.1%	49.2%
Expected dividends	0.0%	0.0%	0.0%	0.0%	0.0%
Risk-free interest rate	2.2%	2.1%	1.4%	1.4%	0.9%
Expected life (in years)	6.5	6.3	6.5	6.2	6.3

The weighted-average fair value per option of stock options granted during fiscal years ended December 26, 2014 and December 27, 2013 was $113.78 and $124.42 for time-based options and $111.66 and $122.79 for performance-based options, respectively. The weighted-average fair value per option of stock options granted during the period from September 8, 2012 through December 28, 2012 for both time and performance-based options was $122.07.

A summary of stock options activity under the 2012 Plan from December 28, 2012 through December 26, 2014 is presented below:

	Successor
	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value (1)
			(in years)	(in thousands)
Outstanding at December 28, 2012	198,753	$219.72	8.0	$7,013
Granted	21,247	255.00
Exercised	—	—
Forfeited	4,571	255.00
Outstanding at December 27, 2013	215,429	$222.45	7.2	$7,013
Granted	18,726	311.00
Exercised	20,818	152.01
Forfeited	12,146	255.00
Outstanding at December 26, 2014	201,191	$236.01	7.0	$15,087
Vested or expected to vest at December 26, 2014	200,385	$228.17	6.4	$18,448
Exercisable at December 26, 2014	105,539	$209.86	5.9	$10,674
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(1)	The aggregate intrinsic value represents the amount by which the fair value of the underlying stock at period end exceeds the stock option exercise price.

Proceeds from stock options exercised during the fiscal year ended December 26, 2014 were $2.6 million. There were no stock options exercised during the fiscal year ended December 27, 2013.

Restricted Stock And Restricted Stock Units

Restricted stock awards and restricted stock units vest based on time and performance conditions that are determined by the Compensation Committee and set forth in the applicable awards agreement at the time of issuance. The Company measures the fair value of restricted stock and restricted stock units on the date of grant with the related compensation expenses recognized on a straight-line basis over the vesting period, net of estimated forfeitures. For immediate vesting terms, the aggregate compensation expense is recognized on the date of grant.

During the fiscal year ended December 26, 2014, the Company issued 115 shares of common stock as a result of fully-vested restricted stock awards granted during the period. Share-based compensation expense was determined based on a share price of $311.00, the estimated fair value of the Company's common stock as of the grant dates. The total fair value of restricted stock vested during the fiscal year ended December 26, 2014 was less than $0.1 million.

Prior Equity Compensation Plans

Effective as of the closing of the Merger, outstanding awards under the 2000 and 2004 stock incentive plans, as described below, vested in full and were converted into either immediate cash payments or fully vested new options to purchase common stock of the Parent. No additional shares are available to be granted under these plans.

During 2000, Interline New Jersey established a Stock Award Plan (the “2000 Plan”), under which Interline New Jersey could award a total of 6,395 shares of common stock in the form of incentive stock options (which could be awarded to key employees only), nonqualified stock options, stock appreciation rights (“SARs”) and restricted stock awards, all of which could be awarded to directors, officers, key employees and consultants. The Company's compensation committee determined in its sole discretion whether a SAR is settled in cash, shares or a combination of cash and shares. In connection with the Company's initial public offering in December 2004, options to purchase shares of the common stock of Interline New Jersey were converted into options to purchase shares of the Company's common stock. Effective December 25, 2009 no further awards were granted under the 2000 Plan.

During 2004, the Company adopted the 2004 Equity Incentive Plan, (the “2004 Plan”), as amended in May of 2006 and 2008, under which the Company could award 3,800,000 shares in the form of incentive stock options, nonqualified stock options, stock appreciation rights, or SARs, restricted stock, restricted share units (“RSUs”), deferred stock units (“DSUs”) and stock bonus awards, all of which could be awarded to any employee, director, officer or consultant of the Company. In May 2006, the stockholders of the Company approved an amendment to the 2004 Plan to further restrict the repricing of awards granted under the 2004 Plan without first obtaining approval by the Company's stockholders. In May 2008, the stockholders of the Company approved amendments to the 2004 Plan to change the method by which shares subject to full value awards granted thereunder are counted against the 2004 Plan's share limit. Effective January 1, 2008, shares subject to grants of full value awards, or awards other than options or SARs, counted against the applicable share limits under the 2004 Plan as 1.8 shares for every 1 share granted, while shares subject to stock options or SARs counted against the applicable share limits as 1 share for every 1 share granted.

These plans allowed the Company to fulfill its incentive stock option, nonqualified stock option, SAR, restricted stock, RSU, DSU and stock bonus award obligations using unissued or treasury shares.

Stock Options

Under the terms of the 2000 Plan, the exercise price per share for an incentive stock option could not be less than 100% of the fair market value of a share of common stock on the grant date. The exercise price per share for an incentive stock option granted to a person owning stock possessing more than 10% of the total combined voting power of all classes of stock could not be less than 110% of the fair market value of a share of common stock on the grant date. These incentive stock options vested in 25% increments over four years and could not be exercisable after the expiration of ten years from the date of grant.

Under the terms of the 2004 Plan, the exercise price of the options could not be less than the fair market value of the common stock at the date of grant, generally vested in 25% increments over four years and could not be exercisable after the expiration of seven or ten years from the date of grant.

The fair values of stock options were estimated using the Black-Scholes option-pricing model. Expected volatility was based on historical performance of the Company's stock. The Company also considered historical data to estimate the timing and amount of stock option exercises and forfeitures. The expected life represented the period of time that stock options were expected to remain outstanding and was based on the contractual term of the stock options and expected exercise behavior. The risk-free interest rate was based on U.S. Treasury zero-coupon issues with a remaining term equal to the expected option life assumed at the date of grant. The Black-Scholes weighted-average assumptions were as follows:

Predecessor
For the period December 31, 2011 through September 7, 2012
Expected volatility	43.5%
Expected dividends	0.0%
Risk-free interest rate	0.8%
Expected life (in years)	5.0

The weighted-average fair value per option of stock options granted during the period December 31, 2011 through September 7, 2012 was $7.84.

During the period from December 31, 2011 through September 7, 2012, there were 156,297 stock options exercised with an intrinsic value of $1.4 million. Total intrinsic value represents the difference between the exercise price and the market price on the date of exercise. Proceeds from stock options exercised during the period from December 31, 2011 through September 7, 2012 were $2.2 million.

In connection with the Merger, 2,560,744 options were exercised, with an aggregate intrinsic value of $16.9 million, and 171,881 options were canceled. Subsequent to the Merger, 508,449 options were outstanding with a weighted-average exercise price of $11.71, a weighted-average contractual term of 3.12 years and an aggregate intrinsic value of $7.0 million. In connection with the Merger, these 508,449 options were rolled into the new Company at a 10:1 ratio resulting in 50,845 options with a weighted-average exercise price of $117.07.

Restricted Stock, Restricted Share Units and Deferred Stock Units

The share-based compensation expense associated with the restricted stock was based on the quoted market price of the Company's shares of common stock on the date of grant. One-half of the restricted stock awards granted to employees vested evenly over three years and one-half vested evenly over five years.

RSUs granted under the 2004 Plan to management did not have an exercise price. The share-based compensation expense associated with the RSUs was based on the quoted market price of the Company's shares of common stock on the date of grant. Depending on the grant, (1) one-half of the RSUs vested on the second grant date anniversary provided that certain pre-established annual percentage increases in specific Company-wide metrics, such as EBITDA, was attained and one-half vested evenly over three years; or (2) one-half of the RSUs vested evenly over two years and one-half vested evenly over three years; or (3) one-third of the RSUs vested evenly over each of the first three years following the date of grant; or (4) one-half of the RSUs vested evenly over three years and one-half vested evenly over five years; or (5) on the earlier of: (A) the fourth grant date anniversary, provided that the average daily closing price of a share of the Company's common stock during any 20-consecutive-trading-day period (“Average Closing Price”) commencing on or after the grant date equaled or exceeded a specified amount prior to the fourth grant date anniversary; or (B) the date that is the later of: (x) the date on which the Average Closing Price equaled or exceeded a higher specified amount and (y) the fifth grant date anniversary of the Transaction Date, provided that it occurred no later than the seventh grant date anniversary. Under all vesting schedules, the RSUs only vested provided the grantee's service to the Company had not terminated prior to the vesting date.

DSUs granted under the 2004 Plan to non-employee directors did not have an exercise price. The share-based compensation expense associated with the DSUs was based on the quoted market price of the Company's shares of common stock on the date of grant. DSUs vested on the grant date or evenly over the non-employee directors' current service terms, depending on the grant. All DSUs were to be settled in shares of the Company's common stock upon termination of the non-employee directors' service or one year after termination of the non-employee directors' service, depending on the grant.

The total fair value of restricted stock vested during the period December 31, 2011 through September 7, 2012 was less than $0.1 million. The total fair value of RSUs vested during the period December 31, 2011 through September 7, 2012 was $4.7 million. The total fair value of deferred stock units vested during the period from December 31, 2011 through September 7, 2012 was $0.2 million.

In connection with the Merger, all outstanding restricted share units and deferred stock units vested with a fair value of $14.7 million and $3.5 million, respectively. Subsequent to the Merger, there were no restricted stock, restricted shares units or deferred stock units outstanding.